PRIVATE PLACEMENT (Details) - Private Placement - AltC Acquisition Corp.	Jul. 12, 2021 USD ($) $ / shares shares
PRIVATE PLACEMENT
Number of warrants to purchase shares issued | shares	1,450,000
Price of warrants | $ / shares	$ 10.00
Aggregate purchase price | $	$ 14,500,000